Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Class A Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary Share authorized	450,000,000	450,000,000
Ordinary Share issued	2,106,131	2,054,943
Ordinary Share outstanding	2,106,131	2,054,943
Class B Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary Share authorized	50,000,000	50,000,000
Ordinary Share issued	549,771	549,771
Ordinary Share outstanding	549,771	549,771